ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2017
ACCOUNTS RECEIVABLE
Schedule of accounts receivable
	December 31,
	2016	2017	2017
	RMB	RMB	(Note2) USD
			Unaudited

Commission receivable	109,497	164,137	25,227
Receivables from other brokers and clients	—	7,019	1,079

Total	109,497	171,156	26,306